Schedule of investments
Delaware VIP Real Estate Securities
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.86%
Real Estate Operating Companies/Development — 1.94%
Corp Inmobiliaria Vesta ADR	10,500	$ 345,135
DigitalBridge Group	8,188	143,945
		489,080
REIT Diversified — 21.23%
American Tower	3,500	575,575
Digital Realty Trust	11,733	1,419,928
Equinix	3,005	2,182,411
VICI Properties	39,988	1,163,651
		5,341,565
REIT Healthcare — 12.43%
Healthcare Realty Trust	23,185	354,035
Healthpeak Properties	33,456	614,252
Welltower	26,342	2,157,937
		3,126,224
REIT Hotel — 2.03%
Ryman Hospitality Properties	3,823	318,379
Xenia Hotels & Resorts	16,328	192,344
		510,723
REIT Industrial — 13.75%
Americold Realty Trust	23,510	714,939
Prologis	20,991	2,355,400
Rexford Industrial Realty	7,893	389,520
		3,459,859
REIT Multifamily — 22.83%
American Homes 4 Rent Class A	20,721	698,090
AvalonBay Communities	6,480	1,112,875
Boardwalk Real Estate Investment Trust	3,684	181,210
Canadian Apartment Properties REIT	6,110	202,789
Equity LifeStyle Properties	12,470	794,464
Equity Residential	12,894	757,007
InterRent Real Estate Investment Trust	16,230	149,245
Invitation Homes	31,103	985,654
Sun Communities	7,276	861,042
		5,742,376
REIT Office — 2.93%
Alexandria Real Estate Equities	7,367	737,437
		737,437
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Retail — 16.54%
Agree Realty	13,097	$ 723,478
Federal Realty Investment Trust	7,756	702,926
Kite Realty Group Trust	46,080	987,034
Realty Income	22,733	1,135,286
Simon Property Group	5,657	611,126
		4,159,850
REIT Self-Storage — 6.18%
Extra Space Storage	4,147	504,192
Public Storage	3,988	1,050,918
		1,555,110
Total Common Stocks (cost $29,240,726)		25,122,224

Short-Term Investments — 0.98%
Money Market Mutual Funds — 0.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	61,832	61,832
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	61,831	61,831
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	61,831	61,831
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	61,832	61,832
Total Short-Term Investments (cost $247,326)		247,326

Total Value of Securities—100.84% (cost $29,488,052)		25,369,550
Liabilities Net of Receivables and Other Assets—(0.84%)		(212,430)
Net Assets Applicable to 4,666,708 Shares Outstanding—100.00%		$25,157,120
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV079 [0923] 1123 (3217185)    1